General Information - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General Information
General Information
1.	The Company and Basis of Presentation

1.1 The Company

Vasta Platform Ltd. (herein referred to as the “Company”, or previously named “Vasta Platform”, “Vasta’s Parent Company” or “Business”) is a publicly-held company incorporated in the Cayman Islands on October 16, 2019, with headquarters in the city of São Paulo, Brazil. The Company is a technology-powered education content providing end-to-end educational and digital solutions that cater to all needs of private schools operating in the K-12 educational segment. Vasta’s fiscal year begins on January 1 of each year and ends on December 31 of the same year.

The Company has built a “Platform as a Service,” solution or PaaS, with two main modules: Content & EdTech Platform and Digital Services. The Company’s Content & EdTech Platform combines a multi-brand and tech-enabled array with digital and printed content through long-term contracts with partner schools.

Since July 31, 2020, VASTA Platform Ltd. is a publicly-held company registered with SEC (“The US Securities and Exchange Commission) and its shares are traded on Nasdaq Global Select Market under ticker symbol “VSTA”.

1.1.1 Initiatives carried out by the Company and impacts of Covid-19 pandemic

It is well accepted now that the global Coronavirus (“COVID-19”) pandemic changed the world growth prospects and added risks to Companies in an unprecedent scenario. In Brazil, as elsewhere, government at municipal and state-wide levels-imposed restrictions to contain the contamination, including social distancing, school shutdowns, travel restrictions, lockdowns, closure of non-essential businesses, among others. This caused major disruptions in the economy, affecting supply, demand and logistics chains, as well as employment and, most importantly, impacting society as a whole.

In response to this scenario, the Company established a Crisis Committee and developed plans to protect the business, the health of its employees and its customer base. We highlight below the main initiatives carried out by the Company:

1) Preserved employees’ health and safety organizing and coordinating remote work, reducing operations or closing down distribution centers and adopting protective equipment and social distancing rules

2) Ensured educational content and services delivery through online platforms.

3) Implemented measures to ensure adequate liquidity and cash position.

4) Implemented short term restructuring measures, including but not limited to temporary reduction in wages and working hours, seeking to preserve jobs and payroll continuity.

5) Planned and executed organizational changes with mid-term impact for the post-COVID world.

6) Strategic Plan for opportunities generated by the crisis.

7) Philanthropic actions that contributed to mitigate the impacts on COVID-19 on our Company segment; and

8) Provided on-line campaigns to promote our products to potential new customers.

As a result of our actions, despite school lockdowns and social distancing restrictions, our customers were able to continue providing their educational services through our virtual platforms. As a result, the Company recorded no interruption in the sales and service levels contracted by our customers.

Despite continuity of educational services, the continuing restrictions on business will affect the Brazilian economic indicators throughout next year. This increases the level of uncertainty over our operations, and therefore, it is likely that we will identify impacts on our revenue and profitability in the forthcoming quarters.

1.2 Corporate restructuring and business acquisitions

VASTA Platform, from October 11, 2018 until July 23, 2020, was not a separate legal entity. The Business (here mentioned when the company presented its financial statements combined with other entities) comprised combined carved-out historical balances of certain assets, liabilities and results of operations related to the delivery of educational content for private sector basic and secondary education (“K-12 curriculum”) previously carried out by the legal entity Cogna Educação S.A. and its subsidiaries (hereinafter referred to as “Cogna” or “Parent Entity”, or in combination with its subsidiaries, “Cogna Group”).

On October 11, 2018, Cogna (the ultimate Parent Entity) acquired control over Somos Educação S.A (hereinafter referred to as “Somos” or in combination with its subsidiaries, which included Somos Educação S.A. and Somos Sistemas de Ensino S.A (“Somos Sistemas” or “Anglo”) hereinafter referred to as “Somos Group”) for a consideration of R$6.3 billion (the “Acquisition”) comprised of R$5.7 billion in cash and R$0.6 billion which was deposited in a restricted escrow account. In addition, R$ 3.3 billion of this amount was allocated to K-12 Business of the Somos Group for purpose of the combined carve-out financial statements. As a result of the Acquisition, VASTA Platform Limited represents the combination of the K-12 curriculum acquired and held by Somos (“Somos – Anglo”) and the K-12 Business held by Cogna (“Pitagoras” (operations included in the legal entity Saber Serviços Educacionais S.A.) or in combination with Somos – Anglo.

As part of an effort to streamline its operations, Cogna Group performed a comprehensive corporate restructuring concluded on December 31, 2019, to enhance the corporate structure (i.e. reducing the number of legal entities in the Cogna Group and improving overall synergies).

The Consolidated Financial Statements for the year ended December 31, 2019 included historical financial information and operations of the following legal entities (“Parent Entities”):

•	Vasta Platform Ltda. (“Vasta’s Parent Company”)

•	Somos Educação S.A. (“Somos”);

•	Somos Sistemas de Ensino S.A. (“Somos Sistemas”);

•	Editora Ática S.A. (“Ática”);

•	Saraiva Educação S.A. (“Saraiva”);

•	Editora Scipione S.A. (“Scipione”);

•	Maxiprint Editora Ltda. (“Maxiprint”);

•	Red Ballon – Somos Idiomas S.A. (“English Star”);

•	Livraria Livro Fácil Ltda (“Livro Fácil”);

•	Colégio Anglo São Paulo Ltda. (“Colégio Anglo”); and

•	Saber Serviços Educacionais S.A. (“Saber”)

On January 7, 2020, the Company concluded the acquisition of the entire ownership interest in Pluri. On February 13, 2020, the Company concluded the acquisition of the entire ownership interest in Mind Makers, see Note 5.

On July 23, 2020, prior to the completion of the Initial Public Offiering – IPO (note 1.3), the Board of Directors’ Meeting approved the Contribution Agreement formalizing by Vasta’s Parent Company and the Cogna to contribute 100% of the shares issued by Somos Sistemas held by Cogna to Vasta Platform’s share capital. After the contribution, Somos Sistemas became wholly owned by Vasta’s Parent Company, which, in turn, continued to be controlled by Cogna. In addition, Cogna contributed with shareholders capital on amount R$ 2.426 in cash on July 23, 2020.

As all the entities that were involved in the corporate restructuring were under common control, this reorganization was accounted for using the historical basis of the related assets and liabilities as recorded by the Cogna Group and did result in an overall change in the shareholding structure.

On November 20, 2020, the Company acquired an ownership interest in Meritt Informação Educacional Ltda. See Note 5.

On December 31, 2020 the Consolidated Financial Statements are comprise by the following entities, which are all fully owned by Company:

•	Vasta Platform Ltd. (“Vasta’s Parent Company”);

•	Somos Sistemas de Ensino S.A. (“Somos Sistemas”);

•	Livraria Livro Fácil Ltda (“Livro Fácil”);

•	Colégio Anglo São Paulo Ltda. (“Colégio Anglo”);

•	A & R Comercio e Serviços de Informática Ltda. (“Pluri”);

•	Mind Makers Editora Educacional (“Mind Makers”); and

Meritt Informação Educacional Ltda. (“Meritt”).

1.3 Initial public offering

On July 31, 2020 the Company held its public offering at amount of US$ 19.00 per Class A common share, pursuant to the U.S. Securities Act of 1933 (the “Offering”), reaching the total amount of US$ 333,522 (R$ 1,836,317) with the issuance of 18,575,492 Vasta’s class A common shares. The Company incurred incremental costs directly attributable to the public offering in the amount of R$ 141,173, net of taxes.

Vasta Platform (Successor)
General Information
General Information
1.	General Information

VASTA Platform (hereinafter referred to as the “Business”), is not a separate legal entity. The Business is comprised of combined carved-out historical balances of certain assets, liabilities and results of operations related to the delivery of educational content for private sector basic and secondary education (“K-12 curriculum”) previously carried out by the legal entity Cogna Educação S.A. and it’s subsidiaries (hereinafter referred to as “Cogna” or “Parent Entity”, or in combination with its subsidiaries, the “Cogna Group”) as from October 11, 2018.

On October 11, 2018, Cogna (the ultimate Parent) acquired control over Somos Educação S.A (hereinafter referred to as “Somos” or in combination with its subsidiaries, the “Somos Group”) for a consideration of R$6.3 billion (the “Acquisition”), comprised of R$5.7 billion in cash and R$0.6 billion which was deposited in a restricted escrow account. As described in Note 2, R$3.3 billion of this amount was allocated to the K-12 Business of the Somos Group for purpose of these combined carve-out financial statements. As a result of the Acquisition, Cogna started managing its K-12 Business as VASTA Platform (Successor), representing the combination of the K-12 curriculum businesses held by Somos (“Somos – Anglo”) and the K-12 Business held by Cogna (“Pitagoras” (operations included in the legal entity Saber Serviços Educacionais S.A.) or in combination with Somos – Anglo, the “Predecessor Entities”). Since the Acquisition (i) was accounted for using the acquisition method of accounting and such accounting results in increased amortization and depreciation reported in future periods, the carve-out financial statements of the predecessors and the successor are not comparable in all material respects; and (ii) caused Pitágoras to come under common control with Somos-Anglo, these combined carve-out financial statements represent the financial position and results of operations of the Successor entity and do not present comparative information.

As part of an effort to streamline its operations, Cogna Group performed a comprehensive corporate restructuring concluded on December 31, 2019, to enhance the corporate structure (i.e. reduce the number of legal entities in the Cogna Group) and improve overall synergies. Through this process, the Business’ activities currently restructured in the legal entity Somos Sistemas de Ensino S.A (“Somos Sistemas”) will be spun-off to VASTA Platform Limited (Successor) during 2020. As all the entities that were involved in the corporate restructuring are under common control, this reorganization was accounted for using the historical basis of the related assets and liabilities as recorded by the Cogna Group and did result in an overall change in the shareholding structure.

These combined carve-out financial statements include historical financial information and operations from the following legal entities (“Parent Entities”):

•	Somos Educação S.A. (“Somos”);

•	Somos Sistemas de Ensino S.A. (“Somos Sistemas”);

•	Editora Ática S.A. (“Ática”);

•	Saraiva Educação S.A. (“Saraiva”);

•	Editora Scipione S.A. (“Scipione”);

•	Maxiprint Editora Ltda. (“Maxiprint”);

•	Red Ballon – Somos Idiomas S.A. (“English Star”);
•	Livraria Livro Fácil Ltda (“Livro Fácil”);

•	Colégio Anglo São Paulo Ltda. (“Colégio Anglo”); and

•	Saber Serviços Educacionais S.A. (“Saber”)

The Business’ activities include integrated solutions for Basic Education that comprehends a platform of products (including process of creation and manufacturing books), learning systems, solutions and technology support services focused on early childhood education, primary education and high school. Accordingly, the Business’ is mainly engaged in: (i) preparing, selling, and distributing textbooks, teaching aids, and workbooks, especially with educational, literary, and information contents as well as teaching systems; (ii) developing educational solutions for elementary, basic and high school education activities; (iii) developing software for adaptive teaching and optimizing academic management.

These combined carve-out financial statements were prepared for its inclusion in a Registration Statement (“Form F-1”) of VASTA Platform Limited (Successor) with the Securities and Exchange Commission (“SEC”) of the United States of America and were authorized for issuance by Management on June 11, 2020.